Label	Element	Value
Baird Ultra Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in bonds, including the following types of U.S. dollar‑denominated debt obligations that are fixed, variable or floating rate instruments:

•	U.S. government and other public‑sector entities

•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

•	Money market instruments

The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” bonds).  The Fund may also invest in unrated debt obligations that are determined by the Advisor to be comparable in quality to the rated obligations.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Short‑Term Government/Corporate Index.  The duration of the Fund’s benchmark as of March 31, 2018 was 0.56 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three months but less than one year during normal market conditions.  The Fund may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.  The Fund is a “diversified” fund, which means that it may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer (other than cash and cash items, U.S. government securities or securities of other investment companies) or purchase more than 10% of the outstanding voting securities of an issuer.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to substantially match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks

The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks

A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks

Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks

Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks

Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk

Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks

No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Liquidity Risks

Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks

Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets, and withholding of foreign taxes.

Valuation Risks

The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks

From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events

U.S. and international markets have recently experienced a marked pickup in volatility due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S., uncertainties regarding how quickly the Federal Reserve will raise the Federal Funds rate, the effects of recently passed legislation including tax reform legislation and trade tensions and the threat of tariffs imposed by the U.S. and other countries. There is uncertainty regarding how the financial markets will react to the foregoing and other developments and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	1st quarter 2014	0.78%
Worst quarter:	3rd quarter 2015	-0.11%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Baird Ultra Short Bond Fund | Bloomberg Barclays U.S. Short‑Term Government/Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Short‑Term Government/Corporate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 675
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	81
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 366
Annual Return 2014	rr_AnnualReturn2014	1.21%
Annual Return 2015	rr_AnnualReturn2015	0.30%
Annual Return 2016	rr_AnnualReturn2016	1.56%
Annual Return 2017	rr_AnnualReturn2017	1.30%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Baird Ultra Short Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.63%

[1]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2019. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.